[The American Funds Group(r)]

AMERICAN HIGH-INCOME TRUST

Semi-Annual Report
for the six months ended March 31, 2001

[photo of gold coins]

American High-Income Trust(SM) is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

American High-Income Trust seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds. Results at a Glance

CLASS A SHARE TOTAL RETURNS/1/
(for periods ended March 31, 2001)

                                                      6 Months           1 Year         Lifetime/2/
                                                                                        Annualized
American High-Income Trust                            -0.02%             + 2.14%        +9.41%
Credit Suisse First Boston High Yield Index           -0.37              + 0.76         +8.86
Salomon smith Barney Broad Investment-Grade           +7.42              +12.57         +8.35
   (BIG) Bond Index
Lipper High Yield Bond Funds Index                    -4.05              - 5.18         +7.54

/1/ Change in value of investment with dividends and capital gain distributions reinvested. Indexes are unmanaged.
/2/ Since February 19, 1988.
Results for other share classes can be found on page 29.

                                                               Class A
                                                                Shares

30-Day Rates (as of April 30, 2001)
Yield based on Securities and Exchange Commission formula        9.82%
Distribution rate based on offering price                        9.97
Distribution rate based on net asset value                      10.36

The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated.


Here are the fund's average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2001:

                                             10 Years   5 Years    1 Year
Class A shares
   reflecting 3.75% maximum sales charge     +9.14%     +5.41%     -1.71%

High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States entails additional risks, such as currency fluctuations, as more fully described in the prospectus.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

Please see the back cover for important information about other share classes.


Fellow Shareholders:

The first six months of American High-Income Trust's 2001 fiscal year was a volatile time in the high-yield bond market, which was buffeted by falling interest rates, a slowing economy and a bear market in stocks. By the time the six months ended on March 31, 2001, the high-yield market had fallen, rallied and declined again.

In this volatile market, American High-Income Trust held its ground with an essentially flat total return. Investors received 65 cents a share in dividends, including a 2 cents a share special dividend. Those who reinvested their dividends, as most shareholders do, earned an income return of 5.1%, which offset the decline in the fund's share price. Shareholders who took their dividends in cash had an income return of 5.0% and saw the value of their holdings decline 5.1%.

American High-Income Trust outpaced the majority of its peers, as measured by the Lipper High Yield Bond Funds Index, which declined 4.1%. The fund's miniscule 0.02% decline also surpassed the unmanaged Credit Suisse First Boston High Yield Index, which lost 0.4%. Higher quality bonds did well, as reflected in the 7.4% gain in the unmanaged Salomon Smith Barney Broad Investment-Grade
(BIG) Bond Index.

Taking a Long-Term View

Although American High-Income Trust did relatively well during the first six months of this fiscal year, we believe it's important that shareholders look beyond short-term results and judge their investments over longer, more meaningful periods. Over the fund's 13-year lifetime, a period that includes economic expansions, recessions, and bear and bull markets alike, shareholders who reinvested their dividends have earned an average annual return of 9.4%; over the past 10 years the average return has been 9.6%.

The first six months of this fiscal year also demonstrated once again that the bond market is multifaceted and results can vary widely among issues and types of bonds. To understand how American High-Income Trust invests and why it stresses research and a long-term view, it is important to understand the fractured nature of the bond market itself.

The prices of investment-grade bonds, which gained value during the period, react primarily to the direction of interest rates, rising as rates fall and falling when rates go up. High-yield bonds, however, act more like a hybrid of stocks and bonds. They are influenced by interest rates but also by the growth of the economy, the stock market and, perhaps most importantly, the financial health of the company that issued the debt. In the six months ended March 31, the slowing economy and poor earnings outlook caused the prices of most high-yield bonds to decline slightly.

Many high-yield bond issuers depend on selling stock to improve their balance sheet and expand their operations. When stock markets decline, their ability to raise capital is impeded; thus they have less flexibility to grow and can have trouble meeting their obligations.

American High-Income Trust did not alter its investment approach despite the recent turbulence in the high-yield market. Rather, it continued to focus on researching individual companies as it has done from its inception. The goal of this research is to identify those firms with good management and solid business plans, which can weather downturns such as the current one and do well over the long term. When evaluating a company, the fund's investment professionals ask where it will be in five years, not in six months.

Gaining Insight

Cycles are a natural part of business, although no one enjoys living through a slump. Still, the current climate can give your fund's investment professionals valuable insight into companies. When evaluating a firm, it can be more important to know how the company fared during a down cycle than how it did during boom times. Thus, while not greatly pleased with the results of the six months ended March 31, we realize that during times like these, fundamental research and a view to the long term can provide the greatest value.

American High-Income Trust's portfolio did not change much during the first six months of the fiscal year. The three largest industry holdings remained media, wireless telecommunications and hotels, restaurants and leisure. We have maintained our positions in many companies in these industries because we believe they continue to represent good long-term value.

As the market fluctuated, the fund's income from its holdings declined. This made it necessary to lower the monthly dividend modestly. The reduction to 9.75 cents a share from the current 10.5 cents a share will be effective in June.
We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.                    /s/ David C. Barclay
Paul G. Haaga, Jr.                        David C. Barclay
Chairman of the Board                     President

May 11, 2001




American High-Income Trust

March 31, 2001

[pie chart]
U.S. Corporate Bonds                   69%
Non-U.S. Corporate Bonds               19%
Non-U.S. Government Bonds               2%
Stocks                                  1%
U.S. Treasuries                         1%
Cash & Equivalents                      8%
                                    100.0%
[end pie chart]

American High-Income Trust
Investment Portfolio, March 31, 2001

                                                                                                            Unaudited
                                                                                   Shares or
                                                                                   Principal       Market     Percent
                                                                                      Amount        Value      Of Net
Bonds, Notes & Equity Securitites                                                      (000)         (000)     Assets

MEDIA  -  20.53%
Charter Communications Holdings, LLC:
8.25% 2007                                                                          $   6,000    $   5,745
10.00% 2009                                                                             6,000        6,225
0%/11.75% 2010  /1/                                                                    14,650        9,889
0%/9.92% 2011  /1/                                                                     52,500       36,487
11.125% 2011                                                                           12,000       12,870
0%/13.50% 2011  /1/                                                                    34,000       21,590
Avalon Cable Holdings LLC 0%/11.875% 2008  /1/                                         10,875        7,939       3.37%
Comcast UK Cable Partners Ltd. 11.20% 2007                                             22,940       20,646
NTL Inc.:
12.75% 2005                                                                             1,000          960
0%/9.75% 2008  /1/                                                                     10,000        5,800
0%/10.75% 2008  /1/                                                             Pound 14,750        12,355
NTL Communications Corp.:
9.875% 2009                                                                       EURO 8,750         6,478
11.875% 2010                                                                          $10,000        9,100
Diamond Cable Communications PLC:
11.75% 2005                                                                               750          712
9.125% 2008                                                                             5,000        4,475        2.03
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
8.875% 2007                                                                            17,000       17,850
0%/9.75% 2007  /1/                                                                     34,000       31,960        1.67
American Media Operations, Inc. 10.25% 2009                                            25,680       25,937         .87
Radio One, Inc.:
12.00% 2004                                                                             4,750        5,011
6.50% TIDES convertible preferred 2005  /2/                                    21,980 shares        20,595         .86
Young Broadcasting Inc.:
9.00% 2006                                                                             $7,750        7,130
Series B, 8.75% 2007                                                                    2,000        1,860
10.00% 2011  /2/                                                                       16,250       15,681         .83
Fox Family Worldwide, Inc.:
9.25% 2007                                                                             11,590       11,590
0%/10.25% 2007 /1/                                                                     15,200       13,072         .83
TeleWest PLC 9.625% 2006                                                                4,000        3,840
TeleWest Communications PLC:
11.25% 2008                                                                             5,000        5,100
0%/11.375% 2010 /1/                                                                    24,000       14,100         .77
Adelphia Communications Corp.:
9.25% 2002                                                                              6,000        6,060
10.50% 2004                                                                             8,500        8,755
Series B, 13.00% preferred 2009  /3/                                           20,000 shares         2,000
Century Communications, Inc. 0% 2003                                                   $4,565        3,743         .69
Emmis communication Corp. 0%/12.50% 2011 /1//2/                                        36,250       20,209         .68
Citadel Broadcasting Co.:
10.25% 2007                                                                             4,000        4,280
9.25% 2008                                                                              8,065        8,630
Series B, 13.25% exchangeable preferred,                                       64,726 shares         7,185         .67
 redeemable 2009 /4/
United Pan-Europe Communications NV:
10.875% 2009                                                                          $15,950       10,607
10.875% 2009                                                                         Euro 500           297
0%/13.375% 2009  /1/                                                                   $7,000        2,520
11.50% 2010                                                                             2,725        1,908
0%/13.75% 2010  /1/                                                                     9,500        3,230         .62
TransWestern Publishing Co. LLC 9.625% 2007                                            16,050       16,291         .54
Telemundo Holdings, Inc., Series B,                                                    22,950       16,065         .54
 0%/11.50% 2008  /1/
Chancellor Media Corp. of Los Angeles:
Series B, 8.75% 2007                                                                    6,450        6,772
8.00% 2008                                                                              8,500        8,808         .52
Sun Media Corp. 9.50% 2007                                                             15,025       15,250         .51
ACME Intermediate Holdings, LLC, Series B,                                             12,689        8,692
 0%/12.00% 2005 /1/
ACME Television, LLC, Series B, 10.875% 2004                                            5,750        5,462         .47
Gray Communications Systems, Inc. 10.625% 2006                                         13,870       14,147         .47
Liberty Media Corp.:
7.875% 2009                                                                             7,500        7,340
8.25% 2030                                                                              6,450        5,796         .44
Lenfest Communications, Inc.:
8.375% 2005                                                                             5,000        5,439
7.625% 2008                                                                             6,750        7,095         .42
Antenna TV SA 9.00% 2007                                                               12,450       11,765         .39
Cumulus Media Inc. 13.75% preferred 2009  /3//4/                               13,930 shares        11,144         .37
British Sky Broadcasting Group PLC 8.20% 2009                                          10,500       10,498         .35
Big City Radio, Inc. 11.25% 2005                                                       20,795        9,774         .33
Cablevision Industries Corp. 9.875% 2013                                                6,000        6,420         .21
Globo Comunicacoes E Participacoes SA:
10.50% 2006  /2/                                                                        3,570        3,133
10.625% 2008  /2/                                                                       2,485        2,118         .18
Cox Radio, Inc. 6.625% 2006                                                             5,000        5,052         .17
STC Broadcasting, Inc. 11.00% 2007                                                      4,000        3,760         .13
RBS Participacoes SA 11.00% 2007 /2/                                                    4,500        3,757         .13
Muzak Holdings LLC 0%/13.00% 2010 /1/                                                   5,750        3,105         .10
Multicanal Participacoes SA, Series B,                                                  2,900        2,965         .10
 12.625% 2004
Carmike Cinemas, Inc., Series B, 9.375% 2009  /5/                                       8,450        2,788         .09
V2 Music Holdings PLC 6.50% convertible                                                 7,873        2,126         .07
 debentures 2012  /2//6/
A. H. Belo Corp. 7.75% 2027                                                             2,000        1,822         .06
TVN Entertainment, Series A,  7.00% convertible                             1,373,973 shares         1,645         .05
 preferred, redeemable 2011 /3/ /6/

                                                                                                   613,450       20.53



WIRELESS TELECOMMUNICATION SERVICES  -  15.46%
VoiceStream Wireless Corp.:
10.375% 2009                                                                          $54,100       59,510
0%/11.875% 2009  /1/                                                                   58,775       43,787
Omnipoint Corp. 11.50% 2009  /2//6/                                                    13,050       13,898        3.92
Nextel Communications, Inc.:
0%/9.75% 2007  /1/                                                                     10,000        7,100
0%/10.65% 2007  /1/                                                                    18,750       13,875
0%/9.95% 2008  /1/                                                                     24,675       16,656
12.00% 2008                                                                             3,500        3,334
Series D, 13.00% exchangeable preferred,                                       19,719 shares        17,353
 redeemable 2009  /3//4/
5.25% convertible senior notes 2010                                                    $7,925        5,076
Series E, 11.25% exchangeable preferred,                                       29,332 shares        22,879        2.89
 redeemable 2010 /3//4/
Dobson Communications Corp.:
12.25% exchangeable preferred, redeemable                                              17,089       15,893
 2008 /3//4/
12.25% exchangeable preferred, redeemable                                              27,393       25,475
 2008 /3//4/
13.00% exchangeable preferred stock                                                     4,800        4,560
2009  /3//4/
10.875% 2010                                                                           $5,000        5,087
Dobson/Sygnet Communications Co. 12.25% 2008                                            6,500        6,679        1.93
Cricket Communications, Inc. 10.75% 2007 /7/                                            8,000        5,760
Leap Wireless International, Inc.:
12.50% 2010                                                                            20,675       12,818
0%/14.50% 2010  /1/                                                                    75,180       18,043        1.23
Nextel Partners, Inc.:
0%/14.00% 2009  /1/                                                                    31,882       19,767
11.00% 2010                                                                            12,750       11,029        1.03
Nextel International, Inc.:
0%/12.125% 2008 /1/                                                                    29,250       14,625
12.75% 2010                                                                             2,000        1,585
McCaw International, Ltd. 0%/13.00% 2007 /1/                                           21,125       13,520        1.00
Centennial Cellular Corp. 10.75% 2008                                                  27,500       26,125         .87
TeleCorp PCS, Inc.:
0%/11.625% 2009  /1/                                                                    4,500        2,936
10.625% 2010                                                                           12,250       11,729
Tritel PCS, Inc. 10.375% 2011  /2/                                                      6,000        5,760         .68
PTC International Finance BV 0%/10.75% 2007 /1/                                        19,100       15,519         .52
PageMart Wireless, Inc.:
15.00% 2005                                                                            19,250        5,005
0%/11.25% 2008  /1/                                                                    61,010        7,321         .41
Comunicacion Celular SA 14.125% 2005 /2/                                               16,000       12,200         .41
AT&T Wireless Services, Inc.:
7.35% 2006  /2/                                                                         6,000        6,046
7.875% 2011 /2/                                                                         2,250        2,250         .28
Cellco Finance NV:
12.75% 2005                                                                             3,250        2,543
15.00% 2005                                                                             1,590        1,308         .13
Triton PCS, Inc. 9.375% 2011 /2/                                                        3,125        3,000         .10
Teletrac, Inc.: /2/ /4/ /6/
9.00% 2004                                                                              1,626        1,301
12.00% 2004                                                                               195          156         .05
Nuevo Grupo Iusacell, SA de CV 14.25% 2006                                                380          396         .01

                                                                                                   461,904       15.46



HOTELS, RESTAURANTS & LEISURE  -  9.22%
Premier Parks Inc.:
9.25% 2006                                                                              5,375        5,429
9.75% 2007                                                                             13,875       14,222
0%/10.00% 2008  /1/                                                                    10,500        8,426
Six Flags Inc. 9.50% 2009  /2/                                                         11,000       11,220
Six Flags Entertainment Corp. 8.875% 2006                                               2,250        2,295        1.39
Boyd Gaming Corp.:
9.25% 2003                                                                             25,000       25,000
9.50% 2007                                                                             10,860       10,371        1.18
Horseshoe Gaming Holding Corp. 8.625% 2009                                             23,500       23,265         .78
MGM Mirage Inc. 8.50% 2010                                                              9,000        9,468
Mirage Resorts, Inc.:
6.625% 2005                                                                             1,950        1,922
6.75% 2007                                                                              9,250        8,845
6.75% 2008                                                                              2,250        2,145         .75
William Hill Finance 10.625% 2008                                                pound 15,450        22,373         .75
Jupiters Ltd. 8.50% 2006                                                              $19,180       19,036         .64
International Game Technology:
7.875% 2004                                                                            11,750       11,809
8.375% 2009                                                                             5,250        5,368         .58
KSL Recreation Group, Inc. 10.25% 2007                                                 17,005       17,005         .57
Harrah's Operating Co., Inc.:
7.875% 2005                                                                            11,725       11,754
7.50% 2009                                                                              3,000        2,985         .49
Station Casinos 8.375% 2008  /2/                                                       11,750       11,853         .40
Florida Panthers Holdings, Inc. 9.875% 2009                                            11,000       11,055         .37
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                             8,469        7,749         .26
Argosy Gaming Co. 10.75% 2009  /2/                                                      6,250        6,687         .22
Ameristar Casinos, Inc. 10.75% 2009  /2/                                                6,500        6,679         .22
Hollywood Casino Corp. 11.25% 2007                                                      6,190        6,561         .22
Friendly Ice Cream Corp. 10.50% 2007                                                    7,375        3,982         .13
Eldorado Resorts LLC 10.50% 2006                                                        3,000        3,030         .10
Royal Caribbean Cruises Ltd.:
7.00% 2007                                                                              1,400        1,337
6.75% 2008                                                                              1,300        1,217         .09
AMF Bowling Worldwide, Inc.:
10.875% 2006 /5/                                                                        4,250          616
12.25% 2006  /5/                                                                       12,043        1,746
0% convertible debentures 2018  /2//5//6/                                              10,508            1         .08

                                                                                                   275,451        9.22



DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.71%
Clearnet Communications Inc.: /1/
0%/11.75% 2007                                                                      C$70,125        41,897
0%/10.40% 2008                                                                         50,325       27,994
0%/10.125% 2009                                                                       $ 1,600        1,360        2.38
COLT Telecom Group PLC:
0%/12.00% 2006  /1/                                                                    23,750       23,037
8.875% 2007                                                                         DM19,000         8,198
7.625% 2008                                                                             9,250        3,762        1.17
France Telecom: /2/
7.20% 2006                                                                            $23,500       23,878
7.75% 2011                                                                              5,000        5,020
8.50% 2031                                                                              5,000        4,993        1.13
CFW Communications Co. 13.00% 2010  /6/                                                36,800       26,128         .88
Allegiance Telecom, Inc.:
0%/11.75% 2008  /1/                                                                    10,000        6,900
12.875% 2008                                                                            6,925        6,786         .46
NEXTLINK Communications, Inc.:
9.625% 2007                                                                             4,000        2,560
0%/12.125% 2009  /1/                                                                   11,975        3,712
0%/12.25% 2009  /1/                                                                    11,750        4,112
XO Communications, Inc. 14.00% preferred                                       31,866 shares           677         .37
 2009  /3/ /4/
CenturyTel, Inc., Series H, 8.375% 2010                                                $7,750        8,321         .28
Viatel, Inc.:
11.15% 2008                                                                          DM2,500           180
11.25% 2008                                                                            $8,075        1,211
0%/12.40% 2008  /1/                                                                 DM21,500         1,160
0%/12.50% 2008  /1/                                                                   $31,875        3,825
11.50% 2009                                                                               875          131         .22
Nortel Inversora SA, preferred, Class A (ADR)                                 704,762 shares         6,431         .22
 (Argentina)  /2/ /6/
Hyperion Telecommunications, Inc., Series B,                                           $5,000        4,550         .15
 0%/13.00% 2003  /1/
VersaTel Telecom International NV 4.00%                                             Euro6,825         3,120         .11
 convertible 2005
Mpower Holding Corp. 13.00% 2010                                                       $6,725        2,757         .09
KMC Telecom Holdings, Inc. 0%/12.50% 2008 /1/                                          22,500        2,475         .08
IXC Communications, Inc.  12.50% exchangeable                                   1,976 shares         2,006         .07
 preferred, redeemable 2009 /3/
Global TeleSystems Group, Inc. 9.875% 2005                                             $6,000        1,500         .05
IMPSAT Corp. 12.375% 2008                                                               2,000        1,025         .03
Netia Holdings BV 0%/11.25% 2007  /1/                                                   1,000          635         .02

                                                                                                   230,341        7.71



COMMUNICATIONS EQUIPMENT  -  5.47%
Crown Castle International Corp.:
0%/10.625% 2007  /1/                                                                   21,250       17,637
12.75% exchangeable preferred 2010  /3//4/                                     25,777 shares        25,004
0%/10.375% 2011  /1/                                                                  $21,500       15,050
10.75% 2011                                                                             9,750        9,994
0%/11.25% 2011  /1/                                                                    13,500        9,585        2.59
SpectraSite Holdings, Inc. Series B:
0%/12.00% 2008  /1/                                                                     8,500        5,100
0%/11.25% 2009  /1/                                                                    21,625        9,947
10.75% 2010                                                                               500          435
12.50% 2010                                                                            25,500       22,440
0%/12.875% 2010  /1/                                                                    3,500        1,575        1.32
SBA Communications Corp.:
0%/12.00% 2008  /1/                                                                     8,250        6,435
10.25% 2009  /2/                                                                       22,500       21,375         .93
American Tower Corp. 9.375% 2009  /2/                                                  19,500       18,769         .63

                                                                                                   163,346        5.47



COMMERCIAL SERVICES & SUPPLIES  -  3.82%
Allied Waste North America, Inc.:
7.625% 2006                                                                               500          487
8.875% 2008  /2/                                                                        6,250        6,406
10.00% 2009                                                                            40,625       41,387        1.62
Waste Management, Inc.:
4.00% convertible debentures 2002                                                      12,000       11,700
7.70% 2002                                                                              5,700        5,815
6.875% 2009                                                                             1,500        1,474
7.375% 2010                                                                             3,000        3,020
WMX Technologies, Inc.:
6.375% 2003                                                                             7,500        7,486
7.10% 2026                                                                              3,500        3,548
USA Waste Services, Inc. 6.50% 2002                                                     2,000        2,006        1.17
KinderCare Learning Centers, Inc., Series B,                                           13,200       12,540         .42
 9.50% 2009
Iron Mountain Inc.:
10.125% 2006                                                                            3,000        3,150
8.75% 2009                                                                              5,370        5,477         .29
Stericycle, Inc., Series B, 12.375% 2009                                                5,250        5,512         .18
Protection One Alarm Monitoring, Inc. 13.625%                                           5,166        4,133         .14
 2005  /7/
Safety-Kleen Services, Inc. 9.25% 2008 /5//6/                                           7,000           70         .00

                                                                                                   114,211        3.82



RETAIL  -  3.50%
Kmart Financing I Trust 7.75% convertible                                     449,250 shares        18,374
 preferred 2016
DR Securitized Lease Trust, pass-through certificates,                                 $9,855        7,638
 Series 1994 K-2, 9.35% 2019 /8/
Kmart Corp. 9.78% 2020                                                                 10,500        8,927        1.17
J.C. Penney Co., Inc.:
7.375% 2004                                                                             2,000        1,780
7.05% 2005                                                                              6,000        4,980
7.60% 2007                                                                              1,000          800
7.375% 2008                                                                             6,030        4,643
6.875% 2015                                                                             3,900        2,574
7.65% 2016                                                                              2,700        1,782
7.95% 2017                                                                              1,000          660
9.75% 2021                                                                              2,000        1,340
8.25% 2022                                                                              2,525        1,692
8.125% 2027                                                                             2,675        1,685
7.40% 2037                                                                              8,500        7,013
7.625% 2097                                                                             9,875        4,937        1.13
Dillard's, Inc.:
6.125% 2003                                                                             7,300        6,841
6.43% 2004                                                                              3,700        3,404
6.69% 2007                                                                              2,000        1,790
6.30% 2008                                                                              2,900        2,449
6.625% 2018                                                                             1,665        1,299
7.00% 2028                                                                              1,470        1,073         .57
Amazon.com, Inc.:
4.75% convertible subordinated debentures 2009                                          4,800        1,827
6.875% PEACS convertible subordinated notes 2010                                   Euro26,200         9,010         .36
Sunglass Hut International Ltd. 5.25% convertible                                      $5,500        5,063         .17
 debentures 2003
Rite Aid Corp.:
10.50% 2002  /2/                                                                        2,000        1,875
6.875% 2013                                                                             2,000        1,050         .10

                                                                                                   104,506        3.50



CONTAINERS & PACKAGING  -  3.31%
Container Corp. of America:
10.75% 2002                                                                             7,250        7,431
9.75% 2003                                                                             33,750       34,425
Series A, 11.25% 2004                                                                   5,500        5,500        1.58
Printpack, Inc.:
Series B, 9.875% 2004                                                                   7,750        8,060
10.625% 2006                                                                           19,305       19,595         .93
Tekni-Plex, Inc., Series B, 12.75% 2010                                                13,875       12,626         .42
Graham Packaging Co. 0%/10.75% 2009  /1/                                               18,500        6,290         .21
Packaging Corp. of America, Series B, 9.625% 2009                                       4,750        5,106         .17

                                                                                                    99,033        3.31



BANKS  -  2.87%
Fuji JGB Investment LLC, Series A, 9.87%                                       25,000 shares        20,500
 noncumulative preferred (undated) /2//7/
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                          6,000        4,736         .84
 noncumulative preferred /2//7/
Golden State Holdings, Inc. 7.00% 2003                                                 $4,500        4,496
GS Escrow Corp. 7.125% 2005                                                            17,000       16,690         .71
Sakura Capital Funding 6.25% (undated) /2//7/                                          13,500       13,264         .44
Komercni Finance BV 9.00%/10.75% 2008 /2//7/                                            9,950        9,875         .33
Superior Financial Corp. 8.65% 2003  /2/                                                6,000        5,880         .20
BNP U.S. Funding LLC, Series A, 7.738%                                          4,750 shares         4,836         .16
 noncumulative preferred (undated) /2/ /7/
BankUnited Capital Trust, BankUnited Financial Corp.,                                  $4,500        3,600         .12
 10.25% 2026
Chevy Chase Bank, FSB 9.25% 2008                                                        2,000        1,970         .07

                                                                                                    85,847        2.87



OIL & GAS  -  2.42%
Premcor USA, Inc.:
10.875% 2005                                                                           14,500        7,975
11.50% senior exchangeable preferred 2009 /3//4/                               22,429 shares         3,589
Premcor Refining Group Inc.:
9.50% 2004                                                                            $19,079       16,694
8.375% 2007                                                                             6,250        4,781
8.875% 2007                                                                             4,500        2,543
8.625% 2008                                                                             5,720        4,433        1.34
Pogo Producing Co.:
8.75% 2007                                                                             16,500       16,665
10.375% 2009                                                                            6,500        6,988         .79
Newfield Exploration Co.:
Series B, 7.45% 2007                                                                    1,750        1,762
7.625% 2011                                                                             3,500        3,540         .18
Petrozuata Finance, Inc., Series B, 8.22% 2017 /2/                                      4,085        3,360         .11

                                                                                                    72,330        2.42



SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.91%
Micron Technology, Inc. 6.50% 2005  /2/                                                34,000       28,900         .97
Zilog, Inc. 9.50% 2005                                                                 29,650        9,488         .32
Adaptec, Inc. 4.75% convertible subordinated                                           10,000        8,201         .27
 notes 2004
Conexant Systems, Inc. 4.00% convertible                                               14,700        7,618         .25
 subordinated notes 2007
Hyundai Semiconductor America, Inc. 8.625% 2007 /2/                                     4,455        2,855         .10

                                                                                                    57,062        1.91



PAPER & FOREST PRODUCTS  -  1.79%
Kappa Beheer BV:
10.625% 2009                                                                     EURO 17,750        16,460
0%/12.50% 2009  /1/                                                                    26,250       17,075        1.12
Stone Container Corp. 9.75% 2011  /2/                                                 $10,000       10,175         .34
Advance Agro Capital BV 13.00% 2007                                                     7,125        5,023         .17
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                                                            7,900        2,232
10.00% 2007                                                                             5,200        1,053         .11
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                                             5,000          850
10.75% 2007                                                                             2,925          468         .05
APP International Finance Co. BV 11.75% 2005                                              275           56         .00

                                                                                                    53,392        1.79



ELECTRIC UTILITIES  -  1.49%
AES Drax Holdings Ltd. 10.41% 2020 /2/                                                 23,075       25,447         .85
Edison Mission Energy 7.73% 2009                                                        7,000        6,147
Edison International 6.875% 2004                                                        6,000        5,010         .38
TNP Enterprises, Inc., Series B, 10.25% 2010                                            7,250        7,830         .26

                                                                                                    44,434        1.49



HEALTH CARE PROVIDERS & SERVICES  -  1.13%
Columbia/HCA Healthcare Corp. 6.91% 2005                                               12,250       12,005         .40
Paracelsus Healthcare Corp. 10.00% 2006  /5/                                           35,825       11,464         .39
Omnicare, Inc. 5.00% convertible debentures 2007                                       10,000        8,715         .29
Integrated Health Services, Inc.: /5//6/
10.25% 2006  /7/                                                                       11,250          113
Series A, 9.50% 2007                                                                   37,500          375
Series A, 9.25% 2008                                                                   46,250          463         .03
Sun Healthcare Group, Inc.: /5//6/
Series B, 9.50% 2007                                                                   24,875          249
9.375% 2008  /2/                                                                       19,110          191         .02
Mariner Health Group, Inc. 9.50% 2006  /5/ /6/                                         13,625          136         .00

                                                                                                    33,711        1.13



CONSUMER FINANCE  -  0.91%
Advanta Corp.:
Series B, 7.00% 2001                                                                    5,635        5,606
Series D, 6.814% 2002                                                                  10,000        9,929
Series D, 6.98% 2002                                                                    2,000        1,989         .58
Providian Financial Corp. 9.525% 2027  /2/                                             15,000        9,774         .33

                                                                                                    27,298         .91



CAPITAL GOODS  -  0.88%
Earthwatch Inc.: /2//6/
0%/12.50% 2005  /1/                                                                     8,640        7,639
Series B, 7.00% convertible preferred 2009 /3//4/                             805,127 shares         1,875
Series C, 8.50% convertible preferred, 2009 /3//4/                                    389,660            4         .32
Terex Corp. 10.375% 2011  /2/                                                          $6,750        6,851         .23
McDermott Inc. 9.375% 2002                                                              6,775        5,691         .19
Loral Orion Network Systems, Inc. 11.25% 2007                                          11,725        4,338         .14

                                                                                                    26,398         .88



FOOD & BEVERAGES  -  0.88%
Canandaigua Wine Co., Inc.:
Series C, 8.75% 2003                                                                    9,750        9,774
8.75% 2003                                                                              8,150        8,150         .60
Fage Dairy Industry SA 9.00% 2007                                                       9,250        7,678         .26
New World Pasta Co. 9.25% 2009                                                          1,300          715         .02

                                                                                                    26,317         .88



METALS & MINING  -  0.69%
Kaiser Aluminum & Chemical Corp.:
9.875% 2002                                                                             1,250        1,219
12.75% 2003                                                                            12,500       10,750         .40
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                                                100           66
7.20% 2026                                                                              7,825        4,942         .17
Doe Run Resources Corp., Series B, 11.25% 2005                                          8,500        2,720         .09
Oregon Steel Mills, Inc. 11.00% 2003                                                    1,000          885         .03

                                                                                                    20,582         .69



TEXTILES & APPAREL  -  0.55%
Levi Strauss & Co.:
6.80% 2003                                                                              5,525        5,166
11.625% 2008 /2/                                                                        8,500        8,755
11.625% 2008                                                                      EURO 2,750         2,417         .55

                                                                                                    16,338         .55



HOUSEHOLD DURABLES  -  0.51%
Boyds Collection, Ltd. 9.00% 2008                                                      $8,803        8,407         .28
Salton/Maxim Housewares, Inc. 10.75% 2005                                               7,125        6,911         .23

                                                                                                    15,318         .51



OTHER  -  2.77%
First Pacific Co. Ltd. convertible note 2.00%                                          12,000       14,460         .48
 2002  /2/
Chevy Chase Preferred Capital Corp. 10.375%                                   214,000 shares        11,631         .39
GT Group Telecom Inc. 0%/13.25% 2010 /1//6/                                           $29,250        9,677         .32
Swire Pacific Offshore Financing Ltd. 9.33%                                   351,648 shares         8,703         .29
 cumulative guaranteed perpetual preferred capital
 securities  /2/
Mediterranean Re PLC 12.60% 2005  /2//7//8/                                            $5,000        4,988         .17
Chase Commercial Mortgage Securities Corp.,                                             5,000        4,688         .16
 Series 1998-2, Class E, 6.39% 2030 /8/
Flextronics International Ltd. 8.75% 2007                                               4,875        4,631         .16
Exodus Communications, Inc. 11.625% 2010                                                5,000        3,950         .13
French Fragrances, Inc. 11.75% 2011 /2/                                                 3,750        3,938         .13
USAir, Inc., pass-through trust, Series 1993-A3,                                        3,150        3,150         .11
 10.375% 2013 /8/
Gramercy Place Insurance Ltd., Series 1998-A,                                           3,049        3,033         .10
 Class C-2, 8.95% 2002 /2/ /8/
GMAC Commercial Mortgage Securities, Inc.,                                              2,500        2,358         .08
 Series 1997-C2, Class E, 7.624% 2011 /8/
Gearbulk Holding Ltd. 11.25% 2004                                                       2,000        2,020         .07
Tower Automotive, Inc. 9.25% 2010                                                 EURO 2,500         1,934         .06
Tenneco Automotive Inc. 11.625% 2009                                                   $3,000        1,065         .04
International Shipholding Corp., Series B, 7.75% 2007                                   1,100        1,034         .03
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                      730          644         .02
Reliance Industries Ltd. 10.50% 2046  /2/                                                 500          453         .02
DGS International Finance Co. BV 10.00% 2007 /2/                                        4,050          294         .01
Key Plastics Holdings, Inc. 10.25% 2007  /5/                                            9,650           72         .00

                                                                                                    82,723        2.77


U.S. TREASURY NOTES AND BONDS  -  0.90%
7.50% November 2001                                                                    20,000       20,391
7.50% February 2005                                                                     6,000        6,620         .90

                                                                                                    27,011         .90



NON-U.S. GOVERNMENT OBLIGATIONS  -  1.91%
Panama (Republic of):
9.625% 2011                                                                             1,500        1,501
Interest Reduction Bond 4.50% 2014 /7/                                                 12,950       10,846
10.75% 2020                                                                               415          424
8.875% 2027                                                                             2,000        1,755         .49
United Mexican States Government:
0% 2003                                                                                 1,963           23
Eurobonds:
Global 8.625% 2008                                                                      1,240        1,256
Global 11.375% 2016                                                                     8,525        9,868
8.125% 2019                                                                             1,695        1,526         .42
Brazil (Federal Republic of):
Eligible Interest Bond 7.625% 2006  /7/                                                 1,580        1,435
7.6875% 2009  /7/                                                                       1,625        1,365
Bearer 8.00% 2014 /4/                                                                   7,034        5,407
8.875% 2024                                                                             1,895        1,289
11.00% 2040                                                                               915          711         .34
Russian Federation:
12.75% 2028  /2/                                                                        5,000        4,384
2.50% 2030  /2/ /7/                                                                     2,750        1,114         .18
Turkish Treasury Bill:
0% 2001                                                                          TRL 195,000           118
0% 2002                                                                               509,000          274
Turkey (Republic of) 12.375% 2009                                                       3,675        3,050         .12
Argentina (Republic of):
Series E, 0% 2003                                                                      $1,500        1,114
11.375% 2017                                                                            1,250        1,045
Eurobond 6.00% 2023  /7/                                                                1,145          766         .10
Bulgaria (Republic of) Front Loaded Interest                                            3,660        2,771         .09
 Reduction Bond, 3.00% 2012  /7/
South Africa (Republic of) 13.00% 2010                                             ZAR13,600         1,775         .06
Philippines (Republic of):
9.875% 2019                                                                              $500          421
10.625% 2025                                                                              945          827         .04
Venezuela (Republic of) Eurobond 7.375% 2007 /7/                                        1,333        1,115         .04
Peru (Republic of): /7/
Front-Loaded Interest Reduction Eurobond 4.00% 2017                                       400          249
Past Due Interest Eurobond 4.50% 2017                                                     875          597         .03

                                                                                                    57,026        1.91

                                                                                   Number of
                                                                                      Shares
COMMON STOCKS & WARRANTS  -  1.16%
Price Communications Corp.  /3/                                                       960,382       16,528         .55
Boyds Collection, Ltd.  /3/                                                           630,000        5,985         .20
Viacom Inc., Class B (merged with Infinity                                             63,225        2,780         .09
 Broadcasting Corp.) /3/
Clear Channel Communications, Inc. /3/                                                 51,012        2,778         .09
ACME Communications, Inc.  /3/                                                        213,145        2,251         .08
Radio One, Inc.  /3/                                                                   44,000          677
Radio One, Inc., Class A  /3/                                                          22,000          386         .04
GT Group Telecom Inc., warrants, expire 2010                                           29,250          853         .03
 (Canada)  /2/ /3/
WorldCom, Inc. /3/                                                                     31,500          589         .02
Cumulus Media Inc., Class A /3/                                                       100,000          578         .02
Global TeleSystems, Inc.  /3/                                                         750,000          570         .02
Leap Wireless International, Inc., warrants,                                           37,900          246         .01
 expire 2010  /2/ /3/
Teletrac, Inc.  /2//3//6//9/                                                        1,045,551          157
Teletrac Holdings, Inc. warrants,                                                     384,986           38         .01
 expire 2004  /2/ /3/ /6/
Allegiance Telecom, Inc., warrants, expire                                              5,000          123         .00
 2008  /2/ /3/ /6/
NTL Inc., warrants, expire 2008  /2/ /3/ /6/                                            6,412          103         .00
NTELOS, Inc., warrants, expire 2010  /3/ /6/                                           36,800           66         .00
Viatel, Inc.  /3/                                                                      58,503           33         .00
McCaw International, Ltd., warrants,                                                    8,500           21         .00
 expire 2007  /2/ /3/ /6/
Comunicacion Celular SA, Class B, warrants,                                            15,000            2         .00
 expire 2003 (Colombia)  /2/ /3/ /6/
Protection One Alarm Monitoring, Inc., warrants,                                       30,400            1         .00
 expire 2005  /2/ /3/ /6/
KMC Telecom Holdings Inc., warrants, expire                                            22,500
 2008  /2//3/
Tultex Corp.:  /3/ /6/
Warrants, expire 2007                                                                  81,220
Warrants, expire 2007                                                                  40,610
V2 Music Holdings PLC, (United Kingdom)/3//6/
Warrants, expire 2000                                                                   2,250
Warrants, expire 2008 /2/                                                              10,905

                                                                                                    34,765        1.16



Total Bonds, Notes & Equity Securities:                                                          2,742,794       91.79
   (cost: $3,177,845,000)




                                                                                   Principal       Market     Percent
                                                                                      Amount        Value      of Net
Short-Term Securities                                                                   (000)        (000)     Assets

CORPORATE SHORT-TERM NOTES - 4.26%
Ciesco LP:
5.38% due 4/2/01                                                                       11,600       11,596
4.83% due 5/10/01                                                                      20,000       19,893        1.05
Ford Motor Credit Co. 5.00% due 4/20/01                                                22,000       21,939         .73
Tribune Co.: /2/
4.98% due 5/24/01                                                                      12,578       12,488
4.95% due 5/30/01                                                                       7,700        7,637         .68
Schering Corp. 4.90% due 4/25/01                                                       18,000       17,939         .60
General Electric Capital Corp. 5.40% due 4/2/01                                        16,760       16,752         .56
Bank of America Corp. 5.65% due 4/12/01                                                 6,000        5,989         .20
Preferred Receivables Funding Corp. 5.18%                                               4,700        4,693         .16
 due 4/10/01  /2/
SBC Communications Inc. 4.90% due 4/27/01 /2/                                           4,000        3,985         .13
Park Avenue Receivables Corp. 4.98% due 4/25/01 /2/                                     2,500        2,491         .08
Target Corp. 4.98% due 4/18/01                                                          2,000        1,995         .07

                                                                                                   127,397        4.26



FEDERAL AGENCY SHORT-TERM OBLIGATIONS - 1.46%
Fannie Mae:
5.28% due 4/16/01                                                                      15,000       14,965
4.85% due 5/31/01                                                                      11,800       11,704         .89
Federal Home Loan Banks 5.40% due 4/06/01                                               9,400        9,392         .31
Freddie Mac 4.71% due 5/15/01                                                           7,700        7,655         .26

                                                                                                    43,716        1.46



Total Short Term Securities  (cost: $171,106,000)                                                  171,113        5.72

Total Investment Securities  (cost: $3,348,951,000)                                              2,913,907       97.51
Excess of cash and receivables over payables                                                        74,515        2.49

                                                                                                $2,988,422    100.00%

/1/ Step bond; coupon rate will increase at a
 later date.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to the public may require registration.
/3/ Non-income-producing security.
/4/ Payment in kind; the issuer has the option of
 paying additional securities in lieu of cash.
/5/ Company not making interest (or dividend)
 payments; bankruptcy proceedings pending.
/6/ Valued under procedures established by the Board
 of Trustees.
/7/ Coupon rate may change periodically.
/8/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/9/ The fund owns 10.47% of the outstanding voting securities of Teletrac, Inc., and thus is considered an affiliate as defined in the Investment Company
 Act of 1940.

See Notes to Financial Statements

AMERICAN HIGH-INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                                Unaudited
at March 31, 2001                                                               (dollars in  thousands)

Assets:
Investment securities at market
 (cost: $3,348,951)                                                                               $2,913,907
Cash                                                                                                  15,469
Receivables for -
 Sales of investments                                                                $3,896
 Sales of fund's shares                                                              12,352
 Forward currency contracts - net                                                     2,493
 Dividends and accrued interest                                                      56,817
 Other                                                                                    3           75,561
                                                                                                   3,004,937
Liabilities:
Payables for -
 Purchases of investments                                                             9,644
 Repurchases of fund's shares                                                         3,097
 Dividends on fund's shares                                                           1,752
 Management services                                                                  1,209
 Other expenses                                                                         813           16,515
Net Assets at March 31, 2001 -                                                                    $2,988,422


Shares of beneficial interest issued and outstanding -
 unlimited shares authorized
Class A shares:
 Net assets                                                                                       $2,911,617
 Shares outstanding                                                                              237,343,204
 Net asset value per share                                                                            $12.27
Class B shares:
 Net assets                                                                                          $70,014
 Shares outstanding                                                                                5,707,271
 Net asset value per share                                                                            $12.27
Class C shares:
 Net assets                                                                                           $4,402
 Shares outstanding                                                                                  358,789
 Net asset value per share                                                                            $12.27
Class F shares:
 Net assets                                                                                           $2,389
 Shares outstanding                                                                                  194,767
 Net asset value per share                                                                            $12.27



STATEMENT OF OPERATIONS
for the six months ended March 31, 2001                                         (dollars in  thousands)
Investment Income:
Income:
 Interest                                                                          $148,658
 Dividends                                                                            4,481         $153,139

Expenses:
 Management services fee                                                              6,755
 Distribution expenses - Class A                                                      3,664
 Distribution expenses - Class B                                                        216
 Distribution expenses - Class C                                                          1
 Transfer agent fees - Class A                                                        1,031
 Transfer agent fees - Class B                                                           18
 Reports to shareholders                                                                 78
 Registration statement and prospectus                                                  163
 Postage, stationery and supplies                                                       147
 Trustees' fees                                                                          16
 Auditing and legal fees                                                                 49
 Custodian fee                                                                           40
 Taxes other than federal income tax                                                     49
 Other expenses                                                                          30           12,257
 Net investment income                                                                               140,882

Realized Loss and Unrealized
 Depreciation on Investments:
Net realized loss                                                                                    (70,090)
Net unrealized depreciation on:
 Investments                                                                        (77,831)
 Open forward currency contracts                                                        831
  Net unrealized depreciation                                                                        (77,000)
 Net realized loss and
  unrealized depreciation
  on investments                                                                                    (147,090)
Net Decrease in Net Assets Resulting
 from Operations                                                                                   $  (6,208)









STATEMENT OF CHANGES IN NET ASSETS                                              (dollars in  thousands)

                                                                                 Six Months       Year Ended
                                                                            Ended March 31,    September 30,
                                                                                      2001*              2000
Operations:
Net investment income                                                              $140,882         $248,276
Net realized (loss) gain on investments                                             (70,090)          34,882
Net unrealized depreciation
 on investments                                                                     (77,000)        (140,034)
 Net (decrease) increase in net assets
  resulting from operations                                                          (6,208)         143,124

Dividends Paid to Shareholders:
Dividends from net investment income:
  Class A                                                                          (143,691)        (269,111)
  Class B                                                                            (2,035)            (569)
  Class C                                                                                (5)
  Class F                                                                                (2)
Total dividends                                                                    (145,733)        (269,680)

Capital Share Transactions:
 Proceeds from shares sold                                                          553,444          736,403
 Proceeds from shares issued in reinvestment
  of net investment income dividends                                                101,963          187,256
 Cost of shares repurchased                                                        (330,171)        (759,365)
 Net increase in net assets resulting
  from capital share transactions                                                   325,236          164,294
Total Increase in Net Assets                                                        173,295           37,738

Net Assets:
Beginning of period                                                               2,815,127        2,777,389
End of period (including
 undistributed net investment
 income and distributions in excess of net investment
 income: $21 and $(3,111), respectively)                                         $2,988,422       $2,815,127

*Unaudited

See Notes to Financial Statements

Notes to Financial Statements                        (Unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $2,034,000 for the six months ended March 31, 2001.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of March 31, 2001, the cost of investment securities, excluding forward currency contracts, for book and federal income tax reporting purposes was $3,348,951,000. Net unrealized depreciation on investments, excluding forward currency contracts, aggregated $435,044,000; $107,271,000 related to appreciated securities and $542,315,000 related to depreciated securities. For the six months ended March 31, 2001, the fund realized, on a tax basis, a net capital loss of $66,813,000 on securities transactions. Net gains related to non-U.S. currency transactions of $1,485,000 are treated as an adjustment to ordinary income for federal income tax purposes.

FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $6,755,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.30% per annum of the first $60 million of net assets decreasing to 0.16% of such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross investment income decreasing to 2.00% of such income in excess of $25,000,000. For the six months ended March 31, 2001, the management services fee was equivalent to an annualized rate of 0.481% of average net assets.

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $1,190,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended March 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended March 31, 2001, aggregate distribution expenses were $3,664,000, or 0.265% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended March 31, 2001, aggregate distribution expenses were $216,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended March 31, 2001, aggregate distribution expenses were $601, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended March 31, 2001, aggregate distribution expenses were $54, or 0.25% of average daily net assets attributable to Class F shares.

As of March 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $529,000.

TRANSFER AGENT FEE - A fee of $1,049,000 was incurred during the six months ended March 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of March 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $166,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended March 31, 2001, total fees under the agreement were $135. As of March 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $135.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2001, the cumulative liability for the deferred amounts was $40,000. For the six months ended March 31, 2001, fees consisted of $18,000 that were paid or deferred and $2,000 of net depreciation on the amounts deferred.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $687,354,000 and $561,049,000, respectively, during the six months ended March 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended March 31, 2001, the custodian fee of $40,000 includes $41,000 that was paid by these credits rather than in cash.

As of March 31, 2001, net assets consisted of the following:

                                                                   (dollars in thousands)
Capital paid in on shares of beneficial interest                                  $3,491,585
Undistributed net investment income                                                       21
Accumulated net realized loss                                                        (70,090)
Net unrealized depreciation                                                         (433,094)
Net assets                                                                        $2,988,422

Capital share transactions in the fund were as follows:

                                                         Six months       Six months
                                                              ended            ended
                                                          March 31,        March 31,
                                                                2001             2001
                                                       Amount (000)           Shares
Class A Shares:
  Sold                                                  $   499,102   39,849,768
  Reinvestment of dividends                                 100,663    8,123,769
  Repurchased                                              (327,138) (26,360,768)
   Net increase in Class A                                  272,627   21,612,769
Class B Shares: /1/
  Sold                                                       47,424        3,782,910
  Reinvestment of dividends                                   1,297          104,602
  Repurchased                                                (2,944)        (236,270)
   Net increase in Class B                                   45,777        3,651,242
Class C Shares: /2/
  Sold                                                        4,431          358,614
  Reinvestment of dividends                                       2              175
  Repurchased
   Net increase in Class C                                    4,433          358,789
Class F Shares: /2/
  Sold                                                        2,487          201,938
  Reinvestment of dividends                                       1               88
  Repurchased                                                   (89)          (7,259)
   Net increase in Class F                                    2,399          194,767
Total net increase in fund                              $   325,236       25,817,567






                                                         Year ended       Year ended
                                                      September 30,    September 30,
                                                                2000             2000
                                                       Amount (000)           Shares
Class A Shares:
  Sold                                                  $   709,127       52,802,532
  Reinvestment of dividends                                 186,881       13,990,142
  Repurchased                                              (758,788)     (56,441,175)
   Net increase in Class A                                  137,220       10,351,499
Class B Shares: /1/
  Sold                                                       27,276        2,071,283
  Reinvestment of dividends                                     375           28,676
  Repurchased                                                  (577)         (43,930)
   Net increase in Class B                                   27,074        2,056,029
Class C Shares: /2/
  Sold
  Reinvestment of dividends
  Repurchased
   Net increase in Class C
Class F Shares: /2/
  Sold
  Reinvestment of dividends
  Repurchased
   Net increase in Class F
Total net increase in fund                              $   164,294       12,407,528

/1/ Class B shares were not offered
 before March 15, 2000.
/2/ Class C and Class F shares were
 not offered before March 15, 2001.

At March 31, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                            Contract Amount                    U.S.  Valuation

Non-U.S.
Currency                                                                                Unrealized
Contracts                                   Non-U.S.            U.S.      Amount       Depreciation

Sales:

 Euros
  expiring 4/17 to                   EURO 32,289,000     $29,864,000     $28,404,000     $(1,460,000)
  6/13/2001
 British Pounds
  expiring 4/12 to
  6/19/01                           Pound 17,077,000      24,802,000      24,228,000        (574,000)

                                                          54,666,000      52,632,000     $(2,034,000)
                                                                                         $(2,034,000)


Per-Share Data and Ratios

                                                                          Class A          Class A          Class A
                                                                       Six months
                                                                            ended       Year ended       Year ended
                                                                       March 31,     September 30,    September 30,
                                                                     2001 /1/,/2/              2000             1999
Net Asset Value, Beginning of Period                                       $12.93           $13.52           $13.75

 Income from Investment Operations :
  Net investment income                                                   .63 /3/         1.18 /3/             1.28
  Net (losses) gains on securities (both                                 (.64)/3/         (.48)/3/             (.17)
 realized and unrealized)
   Total from investment operations                                          (.01)             .70             1.11
 Less Distributions :
  Dividends (from net investment income)                                     (.65)           (1.29)           (1.29)
  Distributions (from capital gains)                                                                           (.05)
   Total distributions                                                       (.65)           (1.29)           (1.34)
Net Asset Value, End of Period                                             $12.27           $12.93           $13.52
Total Return /4/                                                            (.02)%            5.29%            8.11%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                   $2,912           $2,788           $2,777
 Ratio of expenses to average net assets                                  .86%/5/              .82%             .82%
 Ratio of net income to average net assets                              10.06%/5/             8.87%            9.21%




                                                                          Class A          Class A          Class A
                                                                       Year ended       Year ended       Year ended
                                                                    September 30,    September 30,    September 30,
                                                                              1998             1997             1996
Net Asset Value, Beginning of Period                                       $15.69           $14.86           $14.30
 Income from Investment Operations :
  Net investment income                                                      1.30             1.26             1.29
  Net (losses) gains on securities (both                                    (1.60)             .83              .59
 realized and unrealized)
   Total from investment operations                                          (.30)            2.09             1.88
 Less Distributions :
  Dividends (from net investment income)                                    (1.30)           (1.24)           (1.32)
  Distributions (from capital gains)                                         (.34)            (.02)
   Total distributions                                                      (1.64)           (1.26)           (1.32)
Net Asset Value, End of Period                                             $13.75           $15.69           $14.86
Total Return /4/                                                           (2.40)%           14.66%           13.68%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                   $2,360           $2,108           $1,547
 Ratio of expenses to average net assets                                      .81%             .82%             .87%
 Ratio of net income to average net assets                                   8.76%            8.35%            8.90%







                                                                          Class B          Class B          Class C
                                                                       Six months
                                                                            ended      March 15 to      March 15 to
                                                                       March 31,     September 30,        March 31,
                                                                     2001 /1/,/2/         2000 /1/     2001 /1/,/2/
Net Asset Value, Beginning of Period                                       $12.93           $13.57           $12.48
 Income from Investment Operations :
  Net investment income /3/                                                   .57              .52              .03
  Net losses on securities (both realized                                    (.63)            (.53)            (.19)
 and unrealized) /3/
   Total from investment operations                                          (.06)            (.01)            (.16)
 Less Distributions :
  Dividends (from net investment income)                                     (.60)            (.63)            (.05)
  Distributions (from capital gains)
   Total distributions                                                       (.60)            (.63)            (.05)
Net Asset Value, End of Period                                             $12.27           $12.93           $12.27
Total Return /4/                                                            (.38)%           (.10)%          (1.32)%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                      $70              $27               $4
 Ratio of expenses to average net assets                                 1.60%/5/         1.52%/5/              .07%
 Ratio of net income to average net assets                               9.11%/5/         8.18%/5/              .47%




                                                                          Class F
                                                                      March 15 to
                                                                        March 31,
                                                                     2001 /1/,/2/
Net Asset Value, Beginning of Period                                       $12.48
 Income from Investment Operations :
  Net investment income /3/                                                   .04
  Net losses on securities (both realized                                    (.21)
 and unrealized) /3/
   Total from investment operations                                          (.17)
 Less Distributions :
  Dividends (from net investment income)                                     (.04)
  Distributions (from capital gains)
   Total distributions                                                       (.04)
Net Asset Value, End of Period                                             $12.27
Total Return /4/                                                           (1.45)%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                       $2
 Ratio of expenses to average net assets                                      .04%
 Ratio of net income to average net assets                                    .50%



Supplemental Data - All Classes
                                                                       Six months
                                                                            ended       Year ended       Year ended
                                                                        March 31,    September 30,    September 30,
                                                                     2001 /1/,/2/              2000             1999
Portfolio turnover rate                                                     24.89%           46.43%           29.79%

                                                                       Year ended       Year ended       Year ended
                                                                    September 30,    September 30,    September 30,
                                                                              1998             1997             1996
Portfolio turnover rate                                                     54.63%           53.55%           39.74%





/1/ Based on operations for the period shown and,
 accordingly, not representative of a full year.
/2/ Unaudited
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized

SHARE RESULTS: CLASS B, CLASS C AND CLASS F
Returns for periods ended March 31, 2001:     Lifetime*      1 year

Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%,
payable only if shares are sold
Total Return                                  -4.10%          -3.25%
Average annual compound return                -3.93              -

Not reflecting CDSC
Total return                                  -0.48            +1.37
Average annual compound return                -0.46              -

CLASS C AND CLASS F SHARES
Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period.

*From March 15, 2001, when B shares first became available.


[The American Funds Group(r)]

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are several ways to invest in American High-Income Trust. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.74% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA RCG/INS/5092
Lit. No. AHIT-013-0501